TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 13,657	$ 3,920	$ 3,525
Statutory tax rate	23.00%	23.00%	23.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate 23%	$ 3,141	$ 902	$ 811
Income tax at rate other than the Ltd. statutory tax rate	(1,150)	101	52
Tax adjustments in respect of currency translation		7	2
Adjustment of deferred tax balances following a decrease in statutory tax rates	(572)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	842	465	446
Taxes for previous years	(23)	(40)	47
Other non-deductible expenses	(76)	37	106
Income tax expense	$ 2,162	$ 1,472	$ 1,464